Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income for the year	$ 19,720	$ 7,605	$ 24,995
Items that will not be reclassified to the statement of income:
Actuarial gains (losses) on post-employment defined benefit plans	(2,862)	3,279	(3,574)
Deferred income tax	109	(375)	271
Actuarial gains (losses) on defined benefit pension plans, net	(2,753)	2,904	(3,303)
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	7,730	(15,627)	4,554
Reclassified to the statement of income	2,141	2,992	3,763
Deferred income tax	(3,356)	4,295	(2,830)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	6,515	(8,340)	5,487
Translation adjustments (1)
Recognized in equity	221	(2,290)	1,186
Total recognized equity	221	(2,290)	1,186
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	246	(261)	267
Total equity-accounted investments	246	(261)	267
Other comprehensive income (loss)	4,229	(7,987)	3,637
Total comprehensive income (loss)	23,949	(382)	28,632
Comprehensive income attributable to shareholders of Petrobras	23,823	(373)	28,502
Comprehensive income attributable to non-controlling interests	$ 126	$ (9)	$ 130